LEASE LIABILITIES (Details Narrative) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
IfrsStatementLineItems [Line Items]
Variable lease payments	$ 61,127	$ 46,668	$ 178,768	$ 140,064
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease	11.70%		11.70%
Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease	13.30%		13.30%